Equity Method Investments	12 Months Ended
Dec. 31, 2011
Equity Method Investments [Abstract]
Equity Method Investments
19.	Equity Method Investments

The Partnership has a 40% interest in the Teekay Nakilat (III) Corporation (or RasGas 3 Joint Venture) and a 50% interest in the Excalibur and Excelsior Joint Ventures (see Note 17c). During August, September and October 2011, three of the Angola LNG Carriers delivered and commenced their 20-year, fixed-rate charters to Angola LNG Supply Services (or the Angola Joint Venture). Concurrently, the Partnership acquired Teekay Corporation’s 33% ownership interest in these three vessels and related charter contracts (see Note 12l).

These joint ventures are accounted for using the equity method. The RasGas 3 Joint Venture, the Excelsior Joint Venture and the Angola Joint Venture are considered VIEs; however, the Partnership is not the primary beneficiary and consolidation is not required. The Partnership’s maximum exposure to loss as a result of its investment in the RasGas 3 Joint Venture, the Excelsior Joint Venture and three of the Angola LNG Carriers is the amount it has invested in these joint ventures, which were $97.4 million, $56.1 million and $12.8 million respectively, as at December 31, 2011. In addition the Partnership also guarantees its portion of the Excelsior Joint Venture’s debt of $45.4 million and the Angola Joint Venture’s debt and swaps of $218.0 million.

The following table presents aggregated summarized financial information assuming a 100% ownership interest in the Partnership’s equity method investments and excluding the impact from purchase price adjustments arising from the acquisition of the Excalibur and Excelsior Joint Ventures.

	Years ended December 31,
	2011 (1) $	2010 (2) $	2009 $
Current assets	128,608	97,605
Non-current assets	2,121,408	1,424,450
Current liabilities	140,899	88,990
Non-current liabilities	1,798,946	1,162,556

Voyage revenues	167,094	106,371	99,593
Income from vessel operations	124,553	83,992	80,951
Realized and unrealized (loss) gain on derivative instruments	(41,622)	(35,173)	10,692
Net Income	51,492	20,092	59,918

(1)	The results included for the Angola Joint Venture were from the time the vessels delivered from August, September and October 2011 to December 31, 2011.
(2)	The results included for the Excalibur and Excelsior Joint Ventures were from November 4, 2010 to December 31, 2010.